Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (91.9%)(a)
	Shares	Value
Automobiles (4.6%)
BYD Co., Ltd. Class H (China)	223,500	$7,372,144
Kia Corp. (South Korea)	74,859	5,012,772
Mahindra & Mahindra, Ltd. (India)	150,661	5,307,277

		17,692,193
Banks (15.6%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	1,950,968	6,936,917
Al Rajhi Bank (Saudi Arabia)	350,758	8,509,301
Banco do Brasil SA (Brazil)	1,057,500	4,353,523
Bank Central Asia Tbk PT (Indonesia)	10,780,100	6,803,471
Bank Mandiri Persero Tbk PT (Indonesia)	10,538,600	4,097,591
Bank of China, Ltd. Class H (China)	20,895,000	9,742,632
Grupo Financiero Banorte SAB de CV Class O (Mexico)	525,400	3,503,875
ICICI Bank, Ltd. (India)	1,011,499	15,562,601

		59,509,911
Broadline retail (2.4%)
Alibaba Group Holding, Ltd. (China)	124,068	1,354,976
JD.com, Inc. ADR (China)(S)	118,200	4,418,316
MercadoLibre, Inc. (Brazil)(NON)	1,715	3,404,567

		9,177,859
Capital markets (1.2%)
HDFC Asset Management Co., Ltd. (India)	93,274	4,652,117

		4,652,117
Construction and engineering (0.8%)
Gamuda Bhd (Malaysia)	1,496,300	3,002,569

		3,002,569
Construction materials (1.0%)
UltraTech Cement, Ltd. (India)	29,359	3,899,569

		3,899,569
Consumer staples distribution and retail (2.0%)
Shoprite Holdings, Ltd. (South Africa)	332,435	5,475,603
Sumber Alfaria Trijaya Tbk PT (Indonesia)	12,513,400	2,250,754

		7,726,357
Electrical equipment (1.7%)
HD Hyundai Electric Co., Ltd. (South Korea)	10,339	2,626,986
KEI Industries, Ltd. (India)	77,784	3,984,954

		6,611,940
Electronic equipment, instruments, and components (2.9%)
Elite Material Co., Ltd. (Taiwan)	182,000	2,647,957
Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,162,000	7,076,213
Sinbon Electronics Co., Ltd. (Taiwan)	186,000	1,468,362

		11,192,532
Entertainment (0.6%)
Sea, Ltd. ADR (Singapore)(NON)	21,200	2,412,560

		2,412,560
Financial services (2.1%)
Meritz Financial Group, Inc. (South Korea)	67,039	4,919,560
REC, Ltd. (India)	482,963	3,052,399

		7,971,959
Gas utilities (1.0%)
China Resources Gas Group, Ltd. (China)	1,001,700	3,595,282

		3,595,282
Health care providers and services (1.5%)
Apollo Hospitals Enterprise, Ltd. (India)	68,291	5,526,654

		5,526,654
Hotels, restaurants, and leisure (6.1%)
Indian Hotels Co., Ltd. (India)	724,201	6,818,715
MakeMyTrip, Ltd. (India)(NON)(S)	33,200	3,809,368
Meituan Class B (China)(NON)	347,200	7,323,583
Zomato, Ltd. (India)(NON)	1,527,178	5,082,282

		23,033,948
Household durables (0.4%)
Amber Enterprises India, Ltd. (India)(NON)	22,680	1,631,927

		1,631,927
Independent power and renewable electricity producers (1.4%)
NTPC, Ltd. (India)	1,239,657	5,352,908

		5,352,908
Insurance (1.2%)
AIA Group, Ltd. (Hong Kong)	588,800	4,433,426

		4,433,426
Interactive media and services (7.8%)
Tencent Holdings, Ltd. (China)	575,700	29,731,026

		29,731,026
IT Services (2.1%)
Tata Consultancy Services, Ltd. (India)	155,242	7,863,310

		7,863,310
Machinery (1.1%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	26,238	4,156,641

		4,156,641
Metals and mining (1.7%)
Zijin Mining Group Co., Ltd. Class H (China)	3,244,000	6,287,820

		6,287,820
Oil, gas, and consumable fuels (1.4%)
PetroChina Co., Ltd. Class H (China)	7,606,000	5,415,480

		5,415,480
Passenger airlines (0.8%)
Copa Holdings SA Class A (Panama)	30,808	2,876,543

		2,876,543
Pharmaceuticals (1.0%)
Sun Pharmaceutical Industries, Ltd. (India)	179,593	3,790,708

		3,790,708
Professional services (0.5%)
Benefit Systems SA (Poland)	3,061	2,005,211

		2,005,211
Real estate management and development (1.1%)
Phoenix Mills, Ltd. (The) (India)	205,948	4,048,383

		4,048,383
Semiconductors and semiconductor equipment (15.3%)
MediaTek, Inc. (Taiwan)	138,000	5,418,464
SK Hynix, Inc. (South Korea)	54,366	6,347,410
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,486,889	46,332,272

		58,098,146
Specialty retail (0.5%)
JUMBO SA (Greece)	78,906	2,060,803

		2,060,803
Technology hardware, storage, and peripherals (5.7%)
Asia Vital Components Co., Ltd. (Taiwan)	152,000	3,052,322
Samsung Electronics Co., Ltd. (South Korea)	232,616	9,147,205
Xiaomi Corp. Class B (China)(NON)	2,669,400	9,607,381

		21,806,908
Textiles, apparel, and luxury goods (1.9%)
Kalyan Jewellers India, Ltd. (India)	190,962	1,642,024
PRADA SpA (Italy)	592,700	4,083,625
Shenzhou International Group Holdings, Ltd. (China)	180,300	1,395,834

		7,121,483
Transportation infrastructure (1.7%)
International Container Terminal Services, Inc. (Philippines)	1,016,100	6,411,819

		6,411,819
Wireless telecommunication services (2.8%)
Bharti Airtel, Ltd. (India)	280,593	5,418,198
TIM SA/Brazil (Brazil)	2,052,000	5,402,151

		10,820,349

Total common stocks (cost $282,959,942)		$349,918,341

INVESTMENT COMPANIES (4.7%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	241,400	$13,110,434
Xtrackers Harvest CSI 300 China ETF Class A(S)	176,800	4,823,104

Total investment companies (cost $18,766,325)		$17,933,538

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.76%(AFF)	7,701,895	$7,701,895
Putnam Short Term Investment Fund Class P 4.78%(AFF)	15,112,884	15,112,884

Total short-term investments (cost $22,814,779)		$22,814,779
TOTAL INVESTMENTS

Total investments (cost $324,541,046)		$390,666,658

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $380,630,964.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$6,220,095	$45,794,320	$44,312,520	$40,405	$7,701,895
	Putnam Short Term Investment Fund Class P‡	11,916,582	48,727,134	45,530,832	139,795	15,112,884

	Total Short-term investments	$18,136,677	$94,521,454	$89,843,352	$180,200	$22,814,779
*	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
#	At the close of the reporting period, the fund received cash collateral of $7,701,895 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,577,662.
‡	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	India	22.8%
	China	22.5
	Taiwan	17.2
	United States	8.6
	South Korea	8.4
	Brazil	3.5
	Indonesia	3.4
	Saudi Arabia	2.2
	United Arab Emirates	1.8
	Philippines	1.7
	South Africa	1.4
	Hong Kong	1.2
	Italy	1.1
	Mexico	0.9
	Malaysia	0.8
	Panama	0.8
	Singapore	0.6
	Greece	0.6
	Poland	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,814,711	$35,149,224	$—
Consumer discretionary	11,632,251	49,085,962	—
Consumer staples	2,250,754	5,475,603	—
Energy	—	5,415,480	—
Financials	21,597,786	54,969,627	—
Health care	—	9,317,362	—
Industrials	11,293,573	13,771,150	—
Information technology	—	98,960,896	—
Materials	—	10,187,389	—
Real estate	—	4,048,383	—
Utilities	—	8,948,190	—

Total common stocks	54,589,075	295,329,266	—
Investment companies	17,933,538	—	—
Short-term investments	—	22,814,779	—

Totals by level	$72,522,613	$318,144,045	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com